SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES 04/30/17 (Detail) - Summary of Liabilities - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Total Level 3 liabilities	$ 770,786	$ 716,886
Warrants [Member]
Beginning fair value	742,583	326,595	$ 326,595	$ 1,128,841
Issuance	4,195	27,750	70,525	176,493
Reallocation on exercises of warrants			(108,784)
Granted			454,247	(978,739)
Vesting			742,583	326,595
Change in fair value	(306,893)	111,311
Ending fair value	439,885	465,656	742,583	326,595
Non-employee Options [Member]
Beginning fair value	1,188,937	515,802	515,802	116,615
Issuance				102,273
Reallocation on exercises of warrants			23,415	11,366
Granted			233,732	(41,047)
Vesting	32,798		446,354	189,207
Change in fair value	(148,251)	62,023
Ending fair value	$ 330,901	$ 251,230	$ 1,188,937	$ 515,802